Estimated Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives	¥ 61,152	¥ 62,832
Liability derivatives	(21,547)	(39,456)
Foreign exchange instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives		33
Asset derivatives	20,174	29,105
Interest rate instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	(2,082)	594
Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	18,092	29,699
Foreign exchange instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(114)	(646)
Liability derivatives	(9,594)	(10,627)
Interest rate instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(11,953)	(28,829)
Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(21,547)	(39,456)
Foreign exchange instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives	31,702	29,608
Interest rate instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives	11,358	3,525
Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives	43,060	33,133
Foreign exchange instruments
Derivatives, Fair Value [Line Items]
Asset derivatives		33
Liability derivatives	(114)	(646)
Asset derivatives	57,880	70,872
Liability derivatives	(15,598)	(22,786)
Interest rate instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	29,913	36,377
Liability derivatives	(32,590)	(61,087)
Gross fair value
Derivatives, Fair Value [Line Items]
Asset derivatives	87,793	107,249
Liability derivatives	(48,188)	(83,873)
Netting adjustment
Derivatives, Fair Value [Line Items]
Asset derivatives	(26,641)	(44,417)
Liability derivatives	¥ 26,641	¥ 44,417